UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:  28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      203-297-8159
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Signature, Place, and Date of Signing:

   /s/  David E Scott               Westport, CT               11/15/2011
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         [Signature]                [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number: 028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     93
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Form 13F Information Table Value Total:     $ 874,230
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Trust Advisors L.P.   13F File Number: 028-06487

EIP All Accounts
As-of 09-30-11

                                                                                                                    VOTING
                                                                                                                   AUTHORITY
                                                            MARKET VALUE $   SHARES /   INVESTMENT   OTHER   ----------------------
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X 1000)      QUANTITY    DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------                 ----------------  ---------  --------------  ----------  ----------  -------- -------  --------  ----
Amerigas Partners L P           Unit L P Int     030975106      12,733         289,463     OTHER      1                 289,463
Amerigas Partners L P           Unit L P Int     030975106       8,442         191,917     SOLE       NONE   191,917
Buckeye Partners L P            Unit LP Partn    118230101      29,869         477,822     OTHER      1                 477,822
Buckeye Partners L P            Unit LP Partn    118230101      25,480         407,614     SOLE       NONE   407,614
El Paso Pipeline Partners L     Com Unit LPI     283702108      16,013         451,450     OTHER      1                 451,450
El Paso Pipeline Partners L     Com Unit LPI     283702108      13,378         377,177     SOLE       NONE   377,177
Enterprise Products Partners LP Com              293792107      43,027       1,071,653     OTHER      1               1,071,653
Enterprise Products Partners LP Com              293792107      29,893         744,537     SOLE       NONE   744,537
Holly Energy Partners L P       Com Ut Ltd Ptn   435763107      10,321         209,824     OTHER      1                 209,824
Holly Energy Partners L P       Com Ut Ltd Ptn   435763108       8,254         167,805     SOLE       NONE   167,805
Inergy LP                       Unit Ltd Ptnr    456615103       4,070         162,674     OTHER      1                 162,674
ITC Holdings Corp               Com              465685105         387           5,000     OTHER      1                   5,000
ITC Holdings Corp               Com              465685105       5,140          66,380     SOLE       NONE    66,380
Kinder Morgan Energy Partner    Ut Ltd Partner   494550106      14,071         205,771     OTHER      1                 205,771
Magellan Midstream Partners LP  Com Unit RP LP   559080106      41,998         695,327     OTHER      1                 695,327
Magellan Midstream Partners LP  Com Unit RP LP   559080106      25,557         423,133     SOLE       NONE   423,133
Northeast Utils                 Unit Ltd         664397106       4,634         137,720     SOLE       NONE   137,720
Oiltanking Partners, LP         Unit Ltd         678049107       1,625          68,000     OTHER      1                  68,000
Oiltanking Partners, LP         Unit Ltd         678049107         764          32,000     SOLE       NONE    32,000
Oneok Inc                       Com              682680103      13,985         211,766     OTHER      1                 211,766
Oneok Inc                       Com              682680103       6,973         105,587     SOLE       NONE   105,587
Penn VA Resources Partners L    Com              707884102      12,804         547,428     OTHER      1                 547,428
Penn VA Resources Partners L    Com              707884102       1,722          73,611     SOLE       NONE    73,611
Plains All American Pipeline LP Unit Ltd Ptr     726503105      34,597         587,191     OTHER      1                 587,191
Plains All American Pipeline LP Unit Ltd Ptr     726503105      19,309         327,716     SOLE       NONE   327,716
Public SVC Enterprise Group     Com              744573106           2              48     SOLE       NONE        48
Sempra Energy                   Com              816851109       3,496          67,889     SOLE       NONE    67,889
Southern Co                     Com              842587107       4,237         100,000     OTHER      1                 100,000
Southern Co                     Com              842587107       1,589          37,498     SOLE       NONE    37,498
Southern Un Co New              Com              844030106          27             658     SOLE       NONE       658
Spectra Energy Corp             Com              847560109       6,043         246,350     OTHER      1                 246,350
Spectra Energy Corp             Com              847560109         952          38,791     SOLE       NONE    38,791
Suburban Propane Partners LP    Unit Ltd Partn   864482104       1,508          32,500     OTHER      1                  32,500
UGI Corp New                    Com              902681105      11,715         445,930     OTHER      1                 445,930
UGI Corp New                    Com              902681105       4,614         175,652     SOLE       NONE   175,652
Western Gas Partners LP         Com Unit LP IN   958254104       3,931         116,400     OTHER      1                 116,400
Williams Cos Inc Del            Com              969457100      18,196         747,558     OTHER      1                 747,558
Williams Cos Inc Del            Com              969457100       5,886         241,844     SOLE       NONE   241,844
Alliance Holdings GP LP         Com Units LP     01861G100       3,513          79,850     OTHER      1                  79,850
Alliance Holdings GP LP         Com Units LP     01861G100       2,596          59,005     SOLE       NONE    59,005
Alliance Res Partner L P        Ut Ltd Part      01877R108       6,110          93,200     OTHER      1                  93,200
Alliance Res Partner L P        Ut Ltd Part      01877R108       9,174         139,930     SOLE       NONE   139,930
Centerpoint Energy Inc          Com              15189T107         804          41,000     OTHER      1                  41,000
Chesapeake Midstream Partners   Com              16524K108          24             900     SOLE       NONE       900
Dominion Res Inc VA New         Com              25746U109       3,589          70,700     OTHER      1                  70,700
Dominion Res Inc VA New         Com              25746U109       7,374         145,238     SOLE       NONE   145,238
Duke Energy Corp                Com              26441C105         678          33,900     OTHER      1                  33,900
EV Energy Partners LP           Com Units        26926V107           2              23     SOLE       NONE        23
El Paso Corp                    Com              28336L109       7,567         432,900     OTHER      1                 432,900
El Paso Corp                    Com              28336L109       2,819         161,250     SOLE       NONE   161,250
ENBRIDGE INC                    Com              29250N105       5,183         162,330     OTHER      1                 162,330
ENBRIDGE INC                    Com              29250N105      10,491         328,558     SOLE       NONE   328,558
Enbridge Energy Partners L P    Com              29250R106      15,274         556,026     OTHER      1                 556,026
Enbridge Energy Management L    Shs Units LLI    29250X103       1,416          51,493     OTHER      1                  51,493
Enbridge Energy Management L    Shs Units LLI    29250X103      11,197         407,327     SOLE       NONE   407,327
Encore Energy Partners LP       Com Unit         29257A106         142           7,582     OTHER      1                   7,582
Energy Transfer Prtnrs L P      Unit Ltd Ptr     29273R109      15,208         370,844     OTHER      1                 370,844
Energy Transfer Equity LP       Com Ut Ltd Ptn   29273V100      11,334         325,879     OTHER      1                 325,879
Energy Transfer Equity LP       Com Ut Ltd Ptn   29273V100       8,817         253,513     SOLE       NONE   253,513
Exelon Corp                     Com              30161N101         213           5,000     SOLE       NONE     5,000
Exxon Mobil Corp                Com Units        30231G102          10             141     SOLE       NONE       141
Global Partners LP              Com Units        37946R109       3,603         204,974     OTHER      1                 204,974
Global Partners LP              Com Units        37946R109          12             680     SOLE       NONE       680
Kinder Morgan Management LLC    Shs              49455U100      27,011         460,227     OTHER      1                 460,227
Kinder Morgan Management LLC    Shs              49455U100      18,446         314,290     SOLE       NONE   314,290
Kinder Morgan Inc. Del          Com              49456B101       6,957         268,700     OTHER      1                 268,700
Kinder Morgan Inc. Del          Com              49456B101       2,660         102,730     SOLE       NONE   102,730
MLP & Strategic Equity FD IN    Com Unit L P     55312N106         731          47,600     SOLE       NONE    47,600
Natural Resource Partners LP    Com Unit L P     63900P103       7,004         276,178     OTHER      1                 276,178
Natural Resource Partners LP    Com Unit L P     63900P103       1,567          61,807     SOLE       NONE    61,807
NextEra Energy Inc              Com              65339F101       2,831          52,409     SOLE       NONE    52,409
Nisource, Inc.                  Com              65473P105       9,099         425,600     OTHER      1                 425,600
Nisource, Inc.                  Com              65473P105       6,202         290,095     SOLE       NONE   290,095
Nustar Energy LP                Unit Com         67058H102      20,224         386,846     OTHER      1                 386,846
Nustar Energy LP                Unit Com         67058H102      13,860         265,111     SOLE       NONE   265,111
NuStar GP Holdings LLC          Unit Rstg LLC    67059L102       9,624         313,890     OTHER      1                 313,890
NuStar GP Holdings LLC          Unit Rstg LLC    67059L102      11,815         385,344     SOLE       NONE   385,344
Oneok Partners LP               Unit Ltd Ptr     68268N103      23,927         513,240     OTHER      1                 513,240
Oneok Partners LP               Unit Ltd Ptr     68268N103      13,080         280,574     SOLE       NONE   280,574
Spectra Energy Partners LP      Com              84756N109       3,675         130,260     OTHER      1                 130,260
Spectra Energy Partners LP      Com              84756N109       5,819         206,278     SOLE       NONE   206,278
Sunoco Logistics Partners LP    Com Units        86764L108      20,843         235,537     OTHER      1                 235,537
Sunoco Logistics Partners LP    Com Units        86764L108      17,639         199,328     SOLE       NONE   199,328
TC Pipelines LP                 Ut Com Ltd Prt   87233Q108       9,773         222,930     OTHER      1                 222,930
TC Pipelines LP                 Ut Com Ltd Prt   87233Q108       6,359         145,041     SOLE       NONE   145,041
Transcanada Corp                Com              89353D107       8,543         210,991     OTHER      1                 210,991
Transcanada Corp                Com              89353D107       1,973          48,729     SOLE       NONE    48,729
Transmontaigne Partners L P     Com Unit L P     89376V100       8,501         258,158     OTHER      1                 258,158
Transmontaigne Partners L P     Com Unit L P     89376V100       6,175         187,510     SOLE       NONE   187,510
Williams Partners LP            Com Unit L P     96950F104      12,370         228,055     OTHER      1                 228,055
Williams Partners LP            Com Unit L P     96950F104       6,512         120,054     SOLE       NONE   120,054
Teekay LNG Partners LP          Unit Ltd Partn   Y8564M105      10,005         321,500     OTHER      1                 321,500
Teekay LNG Partners LP          Unit Ltd Partn   Y8564M105       6,614         212,535     SOLE       NONE   212,535